Convertible Promissory Notes (Details Narrative)					3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 05, 2019 USD ($) $ / shares shares	Mar. 29, 2019 USD ($) shares	Feb. 28, 2019 $ / shares	Jan. 09, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) shares	Dec. 31, 2017 USD ($)
Convertible promissory note principal amount								$ 300,000
Note issuance costs								24,144
Interest expense debt								151,856	74,896
Conversion price per share | $ / shares	$ 2.50
Gross proceeds from convertible debt					(1,575,000)		$ 1,534,000	1,534,000
Convertible promissory notes	$ 300,000	$ 1,410,000							1,575,000
Accrued interest payable	$ 18,226	$ 52,065						$ 22,196
Debt instrument conversion shares | shares	127,291	731,039						731,039
Number of warrants outstanding | shares		365,523						8,143,115
Debt instrument conversion debt amount						$ 318,226		$ 1,462,065
Unamortized note issuance costs								24,144
Paulson Investment Company [Member]
Interest expense debt		$ 358,800
Debt instrument conversion debt amount	$ 9,000	$ 42,300
Debt instrument conversion rate	3.00%	3.00%
Unamortized note issuance costs		$ 118,351
Holders [Member]
Conversion price per share | $ / shares			$ 2.00
Warrant exercise price | $ / shares			$ 2.40
Conversion, description			Conversion price of $2.00 per share and receive one-half warrant exercisable at $2.40 per share for five years in conjunction with each converted share
Qualified Financing [Member]
Debt instrument maturity date description				The Maturity Date of the notes is the two year anniversary from the date of issuance.
Conversion price per share | $ / shares				$ 2.50
Gross proceeds from convertible debt				$ 10,000,000
Qualified Financing [Member] | Common Shares [Member]
Debt interest rate				100.00%
Conversion price per share | $ / shares				$ 2.50
Conversion rate				1.00
Convertible Promissory Notes [Member]
Interest expense debt								$ 65,291
Accredited Investors [Member]
Debt interest rate				10.00%
Convertible promissory note principal amount				$ 1,710,000
Note issuance costs				176,000
Accredited Investors [Member] | Commission Fees [Member]
Debt instrument fee amount				171,000
Accredited Investors [Member] | Escrow Fees [Member]
Debt instrument fee amount				$ 5,000